REVENUE (Details 3) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total		R$ 2,658	R$ 1,935	R$ 1,709
Products [Member]
IfrsStatementLineItems [Line Items]
Charged service		19	17	11
Services rendered		66	53	139
Low-income subsidy		321	269	292
Subsidies	[1]	1,684	1,323	1,103
Rental and leasing	[2]	493	211	164
Contractual indemnities			27
Other		75	35
Total		R$ 2,658	R$ 1,935	R$ 1,709

[1]	Includes the revenue recognized as a result of the subsidies incident on the tariffs applicable to users of the public electricity power distribution service, in the amount of R$936 in 2022 (R$986 in 2021), which includes load subsidies of encouraged source, rural, night irrigators, generation of encouraged source and public service; the revenue from tariff flags, in the amount of R$290 in 2022 (R$108 in 2021), recognized as a result of the credit position acquired by the Company in CCRBT; the reversal of revenue recognized as a result of subsidies related to the Program of Incentives to the Voluntary Reduction of Electric Energy Consumption, in the amount of R$5 in 2022 (revenue of R$205 in 2021) and R$432 in 2022 referring to the amounts contributed by Eletrobras or its subsidiaries under CNPE Resolution no. 15/2021, transferred to the electric energy distribution concessionaires and permissionaires.
[2]	Includes the amount of R$187 related to the Debt Acknowledgment Agreement (TARD) signed with a large customer in June 2022, for the use of infrastructure (poles) during the period from January 2019 to May 2022. This amount and its respective monetary correction in the amount of R$10 were received in four monthly and successive installments, starting in July 2022.